SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 07, 2023	Aug. 16, 2023	Jul. 01, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 01, 2023	Jun. 30, 2023	Jan. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Stock option granted			10,237,740
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001
Stock option granted, value			$ 92,102,000
Option execrise price			$ 0.0001
Principal converted shares										19,390,359
Conversion description		The Purchasers agreed to amend the terms of the note, to extend the maturity date to December 31, 2024, and to amend the conversion price thereof to $0.005.
Principal amount										$ 526,826,000	$ 152,750,000
Proceeds from other debt							$ 720,000,000
Ron Mekler [Member]
Subsequent Event [Line Items]
Stock option granted						500,000
Stock option granted, value						$ 21,498,000
Option vesting description						Upon grant, the options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024.
Option execrise price						$ 0.0001
Investor Two [Member]
Subsequent Event [Line Items]
Conversion description							the Purchasers and the company agreed to amend the terms of the notes to extend the maturity date of each note to December 31, 2024, and to amend the conversion price thereof to $0.00561 (in the case of note purchased from Leonite Funding LP) and $0.005 (in the case of the note purchased from Diagonal Lending LLC).		the following terms: (i) the note was amended so that the fixed conversion price is $0.022, (ii) the principal amount of the Note was increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance was to be added to it, (iv) the Maturity Date with respect to all outstanding amounts advanced under the Note was amended to July 31, 2023 and (v) several sale limitations on trading during the period beginning on the effective date of the agreement and ending on the amended maturity date were instituted. The warrant exercise price was adjusted accordingly.
Adi Shemer [Member]
Subsequent Event [Line Items]
Stock option granted					1,000,000
Stock option granted, value					$ 20,498
Option vesting description					Upon grant, the options vest as follows: (i) 33% on the 12 month anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024.
Option execrise price					$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from other debt	$ 117,075,000
Subsequent Event [Member] | C L A [Member]
Subsequent Event [Line Items]
Principal amount converted				$ 75,000
Principal converted shares				5,384,616
Subsequent Event [Member] | Ron Mekler [Member]
Subsequent Event [Line Items]
Stock option granted						500,000
Common stock, par value						$ 0.0001
Stock option granted, value						$ 21,498
Option vesting description						Upon grant, the Options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Mekler and the Company
Option execrise price						$ 0.0001
Subsequent Event [Member] | Investor Two [Member]
Subsequent Event [Line Items]
Principal amount converted								$ 72,222.5
Principal converted shares								2,500,000
Conversion description								the company reached the following understanding with the Investor: (i) the note shall be amended so that the Fixed Conversion Price is $0.022, (ii) the Note shall be increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance shall be added to it. (iv) The Maturity Date with respect to all Tranches advanced under the Note shall be amended to be July 31, 2023. (v) several sale limitations on trading during the period beginning on the Effective Date and ending on the Amended Maturity Date
Principal amount									$ 152,750,000
Subsequent Event [Member] | Adi Shemer [Member]
Subsequent Event [Line Items]
Stock option granted					1,000,000
Common stock, par value					$ 0.0001
Stock option granted, value					$ 20,498
Option vesting description					Upon grant, the Options vest as follows: (i) 33% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Shemer and the Company
Option execrise price					$ 0.0001